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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                      	Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Strategic Income Fund
                 Schedule of Investments 12/31/05 (unaudited)

    Principal
      Amount
    (USD) ($)                                                           Value
                 CONVERTIBLE CORPORATE BONDS - 0.1 %
                 Pharmaceuticals & Biotechnology - 0.0 %
                 Biotechnology - 0.0 %
       100,000   Cubist Pharmaceuticals, 5.5%, 11/1/08 *            $     94,125
                 Total Pharmaceuticals & Biotechnology              $     94,125
                 Semiconductors - 0.1 %
                 Semiconductor Equipment - 0.1 %
     1,230,000   Brooks Automation, Inc., 4.75%, 6/1/08 *           $  1,182,338
                 Total Semiconductors                               $  1,182,338
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost   $1,215,128)                                $  1,276,463

                 ASSET BACKED SECURITIES - 3.7 %
                 Transportation - 0.2 %
                 Airlines - 0.2 %
     2,219,715   Continental Airlines, Inc., 6.795%, 8/2/18         $  1,928,892
                 Total Transportation                               $  1,928,892
                 Diversified Financials - 1.2 %
                 Diversified Financial Services - 1.2 %
     5,210,020   Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)  $  5,316,513
     3,675,760   PF Export Receivable Master Trust, 6.436%, 6/1/15 (14 3,670,099
     3,001,273   Power Receivables Finance, 6.29%, 1/1/12 (144A)       3,050,914
                 Total Diversified Financials                       $ 12,037,526
                 Utilities - 1.6 %
                 Electric Utilities - 1.6%
     2,571,750   Empresa Electric, 8.625%, 4/30/13 (144A)           $  2,881,546
     5,705,050   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)       5,697,919
     5,791,504   Ormat Funding Corp., 8.25%, 12/30/20                  5,849,419
                 Total Utilities                                    $ 14,428,884
                 Government - 0.7 %
     6,771,096   Republic of Columbia, 9.75%, 4/9/2011              $  7,617,482
     1,375,367   Tenaska Alabama, Floating Rate Note, 6/30/21 (144A)   1,383,666
                 Total Government                                   $  9,001,148
                 TOTAL ASSET BACKED SECURITIES
                 (Cost   $36,880,377)                               $ 37,396,450

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6 %
                 Diversified Financials - 0.6 %
                 Other Diversified Finance Services - 0.6 %
     3,535,000   Tower 2004-1A E, 5.395%, 1/15/34                   $  3,401,139
     3,000,000   Tower 2004-2A F, 6.376%, 12/15/14                     2,991,695
                 Total Diversified Financials                       $  6,392,834
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost   $6,535,000)                                $  6,392,834

                 CORPORATE BONDS - 43.3 %
                 Energy - 4.9 %
                 Coal & Consumable Fuels - 0.4 %
     4,364,190   Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)     $  4,353,279
                 Oil & Gas Equipment & Services - 1.1 %
     5,075,000   J. Ray McDermott SA, 11.0%, 12/15/13 (144A)        $  5,988,500
     2,545,000   Semgroup LP, 8.75%, 11/15/15 (144A)                   2,602,263
     2,920,000   Targa Resources, Inc., 8.50%, 11/1/13 (144A)          3,011,396
                                                                    $ 11,602,159
                 Oil & Gas Exploration & Production - 2.9 %
     1,185,000   Atlas Pipeline Partners, 8.125%, 12/15/15 (144A)   $  1,195,369
     3,820,000   Baytex Energy, Ltd., 9.625%, 7/15/10                  4,011,000
     3,230,000   Clayton Williams Energy, 7.75%, 8/1/13                3,100,800
     2,525,000   Compton Petroleum Corp. 7.625%, 12/1/13 (144A)        2,581,813
     1,360,000   Delta Petroleum Corp., 7.00%, 4/1/15                  1,254,600
     7,220,000   Gazprom International SA., 7.201%, 2/1/20 (144A)      7,714,570
ITL 2,825,000,000Petroleos Mexicanos, 7.375%, 8/13/07                  1,834,744
     4,500,000   Petroquest Energy, Inc., 10.375%, 5/15/12             4,702,500
     3,485,000   Stone Energy Corp., 6.75%, 12/15/14 *                 3,302,038
                                                                    $ 29,697,434
                 Oil & Gas Refining & Marketing - 0.2 %
     2,300,000   Semco Energy, Inc., 7.125%, 5/15/08                $  2,337,410
                 Oil & Gas Storage & Transportation - 0.3 %
     2,723,000   Transmontaigne, Inc., 9.125%, 6/1/10               $  2,675,348
                 Total Energy                                       $ 50,665,630
                 Materials - 7.9 %
                 Aluminum - 0.8 %
     6,657,000   Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)      $  6,498,896
     2,160,000   Novelis Inc., 7.25%, 02/15/15 *                       2,014,200
                                                                    $  8,513,096
                 Commodity Chemicals - 1.0 %
     2,190,000   Arco Chemical Co., 9.8%, 2/1/20                    $  2,458,275
     1,380,000   Aventine Renewable Energy, Floating Rate Note, 12/15/ 1,428,300
     5,905,000   Invista, 9.25%, 5/1/12 (144A)                         6,303,588
                                                                    $ 10,190,163
                 Diversified Chemicals - 0.8 %
       820,000   Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)        $    863,050
     1,520,000   Braskem International, Ltd., 9.375%, 6/1/15 (144A)    1,672,000
     2,550,000   LPG International Inc., 7.25%, 12/20/15 (144A)        2,516,850
EURO 2,525,000   Nell AF Sarl, 8.375%, 8/15/15 (144A)                  3,032,396
                                                                    $  8,084,296
                 Diversified Metals & Mining - 1.4 %
     1,910,000   Freeport-McMoran Copper & Gold, 6.875%, 2/1/09     $  1,929,100
     3,300,000   Vale Overseas, Ltd., 8.25%, 1/17/34                   3,799,125
     3,000,000   Vale Overseas, Ltd., 9.0%, 8/15/13                    3,521,250
     4,950,000   Vedenta Resources Plc, 6.625%, 2/22/10 (144A)         4,815,518
                                                                    $ 14,064,993
                 Forest Products - 0.7 %
     2,710,000   Ainsworth Lumber, 6.75%, 3/15/14                   $  2,323,825
     4,950,000   Sino Forest Corp., 9.125%, 8/17/11 (144A)             5,308,875
                                                                    $  7,632,700
                 Metal & Glass Containers - 0.2 %
     1,970,000   Greif Brothers Corp., 8.875%, 8/1/12               $  2,098,050
                 Paper Packaging - 0.4 %
     1,890,000   Graphic Packaging Co., 9.5%, 8/15/13               $  1,804,950
     2,220,000   Graham Packaging Co., 9.875%, 10/15/14                2,164,500
                                                                    $  3,969,450
                 Paper Products - 0.7 %
     3,000,000   Abitibi-Consolidated, Inc., 6.0%, 6/20/13          $  2,542,500
     4,120,000   Bowater, Inc., 6.5%, 6/15/13                          3,687,400
       635,000   Mercer International, Inc., 9.25%, 2/15/13              534,988
                                                                    $  6,764,888
                 Specialty Chemicals - 1.5 %
     1,885,000   Basell Finance Co., 8.1%, 3/15/27 (144A)           $  1,724,775
     7,050,000   Crystal US Holdings, Inc., Floating Rate Note, 10/1/1 5,146,500
     2,050,000   Ferro Corp., 7.125%, 4/1/28                           2,085,342
     2,405,000   Ferro Corp., 7.625%, 5/1/13                           2,455,721
EURO 2,510,000   Rhodia SA, 8.0%, 6/1/10                               3,118,326
EURO   900,000   Rhodia SA, 9.25%, 6/1/11                              1,134,098
                                                                    $ 15,664,762
                 Steel - 0.4 %
     3,375,000   International Steel Group, 6.5%, 4/15/14           $  3,375,000
       715,000   Ispat Inland ULC, Floating Rate Note, 4/1/10 (c)        743,600
                                                                    $  4,118,600
                 Total Materials                                    $ 81,100,998
                 Capital Goods - 4.0 %
                 Aerospace & Defense - 0.0 %
       400,000   L-3 Communications Corp., 6.125%, 1/15/14          $    396,000
                 Building Products - 1.6 %
     5,445,000   Builders Firstsource Inc., Floating Rate, 2/15/12  $  5,540,288
     3,020,000   Caue Finance, Ltd., 8.875%, 8/1/15 (144A)             3,291,800
     2,895,000   Resolution Perform Production, 8.0%, 12/15/09         2,952,900
     4,650,000   U.S. Concrete, Inc., 8.375%, 4/1/14                   4,638,375
                                                                    $ 16,423,363
                 Construction & Engineering - 0.3 %
     3,000,000   Dycom Industries, 8.125%, 10/15/15 (144A) *        $  3,000,000
                 Construction & Farm Machinery & Heavy Trucks - 0.6 %
     2,200,000   American Rock Salt Co., LLC, 9.5%, 3/15/14         $  2,222,000
     1,900,000   Hines Nurseries, Inc., 10.25%, 10/01/11               1,862,000
     1,685,000   Navistar International, 6.25%, 3/1/12                 1,508,075
                                                                    $  5,592,075
                 Homebuilder - 0.4 %
     4,215,000   Desarrolladora Homex SA, 7.50%, 9/28/15 (144A)     $  4,141,238
                 Industrial Machinery - 0.3 %
     2,150,000   Gardner Denver, Inc., 8.0%, 5/1/13 (144A) *        $  2,257,500
     1,146,000   JLG Industries Inc., 8.375%, 6/15/12 (b)              1,209,030
                                                                    $  3,466,530
                 Trading Companies & Distributors - 0.8 %
     8,750,000   Noble Group, Ltd., 6.625%, 3/17/15 (144A)          $  8,057,761
                 Total Capital Goods                                $ 41,076,967
                 Commercial Services & Supplies - 1.7 %
                 Diversified Commercial Services - 1.1 %
     3,540,000   FTI Consulting, 7.625%, 6/15/13 (144A)             $  3,646,200
     4,350,000   Park-Ohio Industries, Inc., 8.375%, 11/15/14          3,806,250
     4,490,000   United Rentals NA, Inc., 7.75%, 11/15/13              4,377,750
                                                                    $ 11,830,200
                 Environmental & Facilities Services - 0.6 %
     1,883,000   Clean Harbors, Inc., 11.25%, 7/15/12 (144A)        $  2,118,375
     3,780,000   Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)   3,628,800
                                                                    $  5,747,175
                 Total Commercial Services & Supplies               $ 17,577,375
                 Transportation - 3.4 %
                 Air Freight & Couriers - 0.0 %
       500,000   Petroleum Helicopters, 9.375%, 5/1/09              $    526,875
                 Airlines - 0.4 %
     1,500,000   AMR Corp., 9.8%, 10/1/21                           $  1,121,250
     2,600,000   Continental Air, Inc., 7.568%, 12/1/06                2,561,820
                                                                    $  3,683,070
                 Airport Services - 0.1 %
       835,000   K&F Acquisition, Inc., 7.75%, 11/15/14             $    845,438
                 Marine - 1.9 %
NOK 61,180,000   Kvaerner AS, 0.0%, 10/30/11                        $  9,100,215
     4,975,000   Ship Finance International, Ltd., 8.5%, 12/15/13      4,651,625
     6,185,000   Stena AB, 7.0%, 12/1/16                               5,659,275
       150,000   Trailer Bridge, Inc., 9.25%, 11/15/11                   154,313
                                                                    $ 19,565,428
                 Railroads - 0.5 %
     3,100,000   Atlantic Express Transport, 12.0%, 4/15/08         $  2,697,000
     1,900,000   TFM SA De CV, 9.375%, 5/1/12 (144A)                   2,080,500
                                                                    $  4,777,500
                 Railroad Railcars - 0.5 %
     4,960,000   Greenbrier Co., Inc., 8.375%, 5/15/15              $  5,059,200
                 Total Transportation                               $ 34,457,511
                 Automobiles & Components - 1.2 %
                 Auto Parts & Equipment - 0.4 %
     2,025,000   Commercial Vehicle Group, 8.00%, 7/1/13 *          $  2,004,750
     1,680,000   Sun Sage BV, 8.25%, 3/26/09 (144A)                    1,770,300
                                                                    $  3,775,050
                 Automobile Manufacturers - 0.4 %
     5,230,000   Ford Motor Credit Co., 5.7%, 1/15/10  (b)          $  4,445,829
                 Tires & Rubber - 0.4 %
     4,475,000   Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)        $  4,419,063
                 Total Automobiles & Components                     $ 12,639,942
                 Consumer Durables & Apparel - 1.1 %
                 Footwear - 0.3 %
     2,745,000   Brown Shoe Co., Inc., 8.75%, 5/1/12                $  2,868,525
                 Homebuilding - 0.8 %
     3,179,000   Meritage Homes Corp., 6.25%, 3/15/15               $  2,892,890
     3,785,000   WCI Communities, Inc., 6.625%, 3/15/15                3,292,950
     2,530,000   WCI Communities, Inc., 7.875%, 10/1/13                2,384,525
                                                                    $  8,570,365
                 Total Consumer Durables & Apparel                  $ 11,438,890
                 Consumer Services - 0.4 %
                 Gaming - 0.4 %
     2,000,000   Trump Entertainment Resorts, 8.5%, 6/1/15          $  1,950,000
     1,905,000   Galaxy Entertainment Financial 9.875%, 12/15/12 (144A 1,933,575
                 Total Consumer Services                            $  3,883,575
                 Media - 1.3 %
                 Broadcasting & Cable Television - 0.7 %
     3,282,000   Innova S De R.L., 9.375%, 9/19/13                  $  3,643,020
     3,435,000   Kabel Deutschland GMBH, 10.625%, 7/1/14               3,615,338
                                                                    $  7,258,358
                 Movies & Entertainment - 0.6 %
     5,700,000   Corp Interamer De Entret, 8.875%, 6/14/15 (144A)   $  5,586,000
                 Total Media                                        $ 12,844,358
                 Retailing - 0.6 %
                 Automotive Retail - 0.0 %
       504,000   Pep Boys-Manny Moe Jack, 7.5%, 12/15/14            $    448,560
                 Computer & Electronics Retail - 0.2 %
     1,640,000   GSC Holdings Corp., 8.0%, 10/1/12 (144A)           $  1,545,700
                 Distributors - 0.4 %
EURO 3,450,000   Central Eur Distribution Corp. , 8.0%, 7/25/12 (144$  4,418,812
                 Total Retailing                                    $  6,413,072
                 Food & Drug Retailing - 0.3 %
                 Drug Retail - 0.3 %
     2,575,000   Duane Reade, Inc., 9.75%, 8/1/11 (b)               $  1,725,250
     1,670,000   Duane Reade, Inc., Floating Rate Note, 12/15/10 (c)   1,553,100
                                                                    $  3,278,350
                 Total Food & Drug Retailing                        $  3,278,350
                 Food Beverage & Tobacco - 0.7 %
                 Brewers - 0.6 %
     3,114,000   Argentine Beverages, 7.375%, 3/22/12 (144A)        $  3,129,570
     2,530,000   Cia Brasileira de Bebida, 8.75%, 9/15/13              2,956,938
                                                                    $  6,086,508
                 Soft Drinks - 0.1 %
       535,000   Cia Brasileira de Bebida, 10.5%, 12/15/11          $    658,050
                 Total Food Beverage & Tobacco                      $  6,744,558
                 Health Care Equipment & Services - 1.2 %
                 Health Care Distributors - 0.6 %
     3,170,000   AEP Industries, Inc., 7.875%, 3/15/13              $  3,099,334
     3,025,000   Omnicare, Inc., 6.125%, 6/1/13                        2,972,063
                                                                    $  6,071,397
                 Health Care Equipment - 0.2 %
     2,585,000   Medical Services Co., FRN, 10/15/11 (144A)         $  1,990,450
                 Health Care Services - 0.4 %
     3,615,000   Rural/Metro Corp., 9.875%, 3/15/15 (144A)          $  3,687,300
                 Health Care Supplies - 0.0 %
       535,000   Inverness Medical Innovation, 8.75%, 2/15/12       $    543,025
                 Total Health Care Equipment & Services             $ 12,292,172
                 Pharmaceuticals & Biotechnology - 0.3 %
                 Pharmaceuticals - 0.3 %
     3,430,000   Warner Chilcott Corp., 8.75%, 2/1/15 (144A)        $  3,155,600
                 Total Pharmaceuticals & Biotechnology              $  3,155,600
                 Banks - 1.2 %
                 Diversified Banks - 1.2 %
     3,525,000   ATF Bank JSC, 9.25%, 4/12/12 (144A)                $  3,726,278
     2,900,000   Kazkommerts International BV, 8.0%, 11/3/15           3,074,000
DKK      2,326   Nykredit, 6.0%, 10/1/29                                     386
DKK    119,417   Nykredit, 7.0%, 10/1/32                                  20,395
     2,000,000   Russian Stand Bank, 7.5%, 10/7/10 (144A)              1,955,000
       210,000   SEB, 8.125%, 9/6/49 (144A)                              214,662
     3,470,000   Turanalem Finance BV, 8.5%, 2/10/15 (144A)            3,728,168
                                                                    $ 12,718,889
                 Total Banks                                        $ 12,718,889
                 Diversified Financials - 2.6 %
                 Consumer Finance - 0.4 %
     4,559,000   SLM Corp., Floating Rate Note, 7/25/14             $  4,286,691
                 Investment Banking & Brokerage - 0.6 %
     4,575,000   E*Trade Financial Corp., 8.0%, 6/15/11             $  4,758,000
     1,000,000   Sistema Finance SA, 10.25%, 4/14/08                   1,062,100
                                                                    $  5,820,100
                 Diversified Finance Services - 1.6 %
     3,800,000   Bombardier Capital, Inc., 7.09%, 3/30/07           $  3,804,750
     3,350,000   Dollar Financial Group, 9.75%, 11/15/11               3,450,500
     6,925,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)            6,513,253
     2,865,000   Harvest Operations Corp., 7.875%, 10/15/11            2,850,675
                                                                    $ 16,619,178
                 Total Diversified Financials                       $ 26,725,969
                 Insurance - 3.7 %
                 Life & Health Insurance - 1.0 %
     7,600,000   Presidential Life Corp., 7.875%, 2/15/09           $  7,524,000
     3,125,000   Provident Co., Inc., 7.0%, 7/15/18                    3,231,419
                                                                    $ 10,755,419
                 Multi-Line Insurance - 0.6 %
     5,936,000   Hanover Insurance Group, 7.625%, 10/15/25          $  6,087,546
                 Property & Casualty Insurance - 1.0 %
     4,400,000   Kingsway America, Inc., 7.5%, 2/1/14               $  4,533,580
     5,150,000   Ohio Casualty Corp., 7.3%, 6/15/14                    5,535,318
                                                                    $ 10,068,898
                 Reinsurance - 1.1 %
     3,330,000   Odyssey Re Holdings, 7.65%, 11/1/13                $  3,479,537
     7,625,000   Platinum Underwriters Financial, 7.50%, 6/1/17        7,770,455
                                                                    $ 11,249,992
                 Total Insurance                                    $ 38,161,855
                 Real Estate - 2.1 %
                 Real Estate Management  & Development - 0.2 %
     1,790,000   Forest City Enterprises, 7.625%, 6/1/15            $  1,897,400
                 Real Estate Investment Trust - 1.9 %
     2,310,000   BF Saul Real Estate Investment Trust, 7.5%, 3/1/14 $  2,350,425
     1,000,000   Crescent Real Estate, 7.5%, 9/15/07                   1,015,000
       690,000   Crescent Real Estate, 9.25%, 4/15/09                    726,225
     5,733,000   Host Marriott LP, 6.375%, 3/15/15                     5,718,668
       500,000   Meristar Hospitality Operations Finance Corp., 9.0%,    516,875
     6,390,000   Trustreet Properties Inc., 7.5%, 4/1/15               6,390,000
     2,835,000   Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)    2,976,750
                                                                    $ 19,693,943
                 Total Real Estate                                  $ 21,591,343
                 Software & Services - 0.4 %
                 Internet Software & Services - 0.4 %
     3,800,000   Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)           $  3,743,490
                 Total Software & Services                          $  3,743,490
                 Technology Hardware & Equipment - 0.8 %
                 Communications Equipment - 0.2 %
     2,500,000   Corning, Inc., 5.9%, 3/15/14 *                     $  2,523,985
                 Electronic Equipment & Instruments - 0.0 %
       400,000   General Cable Corp., 9.5%, 11/15/10                $    424,000
                 Electronic Manufacturing Services - 0.2 %
     1,940,000   Sanmina-Sci Corp., 6.75%, 3/1/13 (b)               $  1,845,425
                 Technology Distributors - 0.4 %
     4,084,000   Anixter International Corp., 5.95%, 3/1/15 *       $  3,695,722
                 Total Technology Hardware & Equipment              $  8,489,132
                 Semiconductors - 0.3 %
                 Semiconductors - 0.3 %
     2,920,000   Chartered Semiconductor, 6.375%, 8/3/15            $  2,903,105
                 Total Semiconductors                               $  2,903,105
                 Telecommunication Services - 1.6 %
                 Cell Phones - 0.1 %
       795,000   Digicel, Ltd., 9.25%, 9/1/12 (144A)                $    816,863
                 Integrated Telecommunication Services - 0.3 %
     4,810,000   Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 $  3,162,575
                 Wireless Telecommunication Services - 1.2 %
     2,200,000   Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)$  2,295,920
     1,270,000   Mobile Telesystems Finance, 9.75%, 1/30/08 (144A)     1,346,200
CAD  3,050,000   Rogers Cantel, Inc., 10.5%, 6/1/06                    2,689,566
CAD  5,750,000   Rogers Wireless, Inc., 7.625%, 12/15/11               5,290,880
       818,000   Tele Norte Leste Participacoes , 8.0%, 12/18/13         867,080
                                                                    $ 12,489,646
                 Total Telecommunication Services                   $ 16,469,084
                 Utilities - 1.5 %
                 Electric Utilities - 1.4 %
     4,692,189   Juniper Generation, 6.79%, 12/31/14 (144A)         $  4,571,318
     3,775,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)      3,786,099
     3,250,000   MSW Energy Holdings, 7.375%, 9/1/10                   3,339,375
     2,625,000   Verasun Energy Corp., 9.875%, 12/15/12 (144A)         2,664,375
                                                                    $ 14,361,167
                 Multi-Utilities - 0.1 %
     1,675,000   Reliant Energy, Inc., 6.75%, 12/15/14              $  1,461,438
                 Total Utilities                                    $ 15,822,605
                 TOTAL CORPORATE BONDS
                 (Cost  $437,645,246)                               $
444,194,470

                 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 40.5 %
       189,326   Federal Home Loan Mortgage Corp., 4.5%, 8/1/18     $    184,653
       168,287   Federal Home Loan Mortgage Corp., 4.5%, 11/1/18         164,133
     8,972,045   Federal Home Loan Mortgage Corp., 4.5%, 4/1/20        8,730,756
     9,500,443   Federal Home Loan Mortgage Corp., 4.5%, 5/1/20        9,244,944
     3,592,065   Federal Home Loan Mortgage Corp., 4.5%, 7/1/20        3,495,463
     2,976,810   Federal Home Loan Mortgage Corp., 4.5%, 11/1/20       2,896,753
     4,896,838   Federal Home Loan Mortgage Corp., 4.5%, 4/1/35        4,607,109
     1,070,475   Federal Home Loan Mortgage Corp., 5.0%, 5/1/34        1,038,458
       678,437   Federal Home Loan Mortgage Corp., 5.0%, 11/1/34         658,145
     2,501,077   Federal Home Loan Mortgage Corp., 5.0%, 7/1/35        2,421,355
       268,897   Federal Home Loan Mortgage Corp., 5.5%, 10/1/16         270,801
       264,398   Federal Home Loan Mortgage Corp., 5.5%, 4/1/33          262,677
       452,190   Federal Home Loan Mortgage Corp., 5.5%, 5/1/33          449,147
     9,358,434   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       9,287,545
       981,825   Federal Home Loan Mortgage Corp., 5.5%, 1/1/35          973,774
     4,378,173   Federal Home Loan Mortgage Corp., 5.5%, 6/1/35        4,338,952
     2,650,611   Federal Home Loan Mortgage Corp., 6.0%, 6/1/17        2,705,765
       485,884   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33          491,491
       107,695   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          108,957
       470,445   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33          475,770
       525,537   Federal Home Loan Mortgage Corp., 6.0%, 9/1/33          531,403
     3,964,012   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34        4,004,302
     2,060,924   Federal Home Loan Mortgage Corp., 6.0%, 8/1/34        2,081,698
     3,721,588   Federal Home Loan Mortgage Corp., 6.0%, 6/1/35        3,759,191
        21,328   Federal Home Loan Mortgage Corp., 6.5%, 9/1/32           21,896
       725,181   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33         747,232
     2,234,690   Federal National Mortgage Association, 4.5%, 5/1/20   2,174,592
     1,954,709   Federal National Mortgage Association, 4.5%, 9/1/20   1,902,140
     2,427,484   Federal National Mortgage Association, 4.5%, 3/1/35   2,286,133
     3,214,994   Federal National Mortgage Association, 5.0%, 2/1/20   3,180,776
     3,676,480   Federal National Mortgage Association, 5.0%, 10/1/20  3,637,350
     4,247,347   Federal National Mortgage Association, 5.0%, 12/1/34  4,120,313
     1,425,954   Federal National Mortgage Association, 5.5%, 12/1/17  1,436,407
     2,155,916   Federal National Mortgage Association, 5.5%, 3/1/18   2,170,229
       866,320   Federal National Mortgage Association, 5.5%, 12/1/18    872,071
     1,197,162   Federal National Mortgage Association, 5.5%, 4/1/19   1,205,437
     5,755,892   Federal National Mortgage Association, 5.5%, 2/1/23   5,757,031
     7,235,505   Federal National Mortgage Association, 5.5%, 3/1/25   7,220,431
        66,283   Federal National Mortgage Association, 5.5%, 2/1/33      65,631
       409,636   Federal National Mortgage Association, 5.5%, 5/1/33     406,631
       919,050   Federal National Mortgage Association, 5.5%, 6/1/33     924,048
       594,401   Federal National Mortgage Association, 5.5%, 7/1/33     590,042
     1,791,523   Federal National Mortgage Association, 5.5%, 4/1/34   1,778,384
     1,433,972   Federal National Mortgage Association, 6.0%, 6/1/16   1,465,835
       788,118   Federal National Mortgage Association, 6.0%, 7/1/17     805,623
        20,280   Federal National Mortgage Association, 6.0%, 2/1/32      20,520
        37,232   Federal National Mortgage Association, 6.0%, 10/1/32     37,650
       224,456   Federal National Mortgage Association, 6.0%, 11/1/32    226,972
     1,300,140   Federal National Mortgage Association, 6.0%, 12/1/32  1,314,715
       139,559   Federal National Mortgage Association, 6.0%, 1/1/33     141,124
        78,651   Federal National Mortgage Association, 6.0%, 2/1/33      79,533
       116,537   Federal National Mortgage Association, 6.0%, 3/1/33     117,844
       324,814   Federal National Mortgage Association, 6.0%, 11/1/33    328,206
     1,850,026   Federal National Mortgage Association, 6.0%, 12/1/33  1,869,341
    10,500,000   Federal National Mortgage Association, 6.375%, 8/15/0 7,783,096
     1,209,865   Federal National Mortgage Association, 6.5%, 12/1/21  1,250,530
         2,115   Federal National Mortgage Association, 6.5%, 4/1/29       2,178
        28,994   Federal National Mortgage Association, 6.5%, 5/1/31      29,803
         1,996   Federal National Mortgage Association, 6.5%, 6/1/31       2,051
         7,245   Federal National Mortgage Association, 6.5%, 7/1/31       7,453
        11,079   Federal National Mortgage Association, 6.5%, 2/1/32      11,290
        21,509   Federal National Mortgage Association, 6.5%, 3/1/32      22,106
        32,907   Federal National Mortgage Association, 6.5%, 8/1/32      33,826
     1,675,758   Federal National Mortgage Association, 6.5%, 9/1/32   1,722,227
        57,314   Federal National Mortgage Association, 6.5%, 10/1/32     58,903
        44,320   Federal National Mortgage Association, 6.5%, 11/1/32     45,549
         9,357   Federal National Mortgage Association, 7.0%, 5/1/28       9,780
         2,500   Federal National Mortgage Association, 7.0%, 2/1/29       2,614
         2,662   Federal National Mortgage Association, 7.0%, 12/1/30      2,779
        15,219   Federal National Mortgage Association, 7.0%, 7/1/31      15,887
         4,367   Federal National Mortgage Association, 7.5%, 1/1/28       4,587
     1,794,413   Government National Mortgage Association, 4.5%, 9/15/ 1,722,130
        50,897   Government National Mortgage Association, 4.5%, 11/15    48,847
       271,978   Government National Mortgage Association, 4.5%, 12/15   260,975
       878,695   Government National Mortgage Association, 4.5%, 3/15/   843,272
     4,004,097   Government National Mortgage Association, 4.5%, 3/20/ 3,817,656
     2,546,183   Government National Mortgage Association, 4.5%, 4/15/ 2,443,539
       589,109   Government National Mortgage Association, 5.0%, 11/15   587,919
     1,847,497   Government National Mortgage Association, 5.0%, 10/15 1,843,912
       275,430   Government National Mortgage Association, 5.0%, 10/15   274,896
     3,524,964   Government National Mortgage Association, 5.0%, 9/15/ 3,483,704
        55,844   Government National Mortgage Association, 5.0%, 5/15/    55,176
       844,758   Government National Mortgage Association, 5.0%, 2/15/   834,199
     2,818,229   Government National Mortgage Association, 5.0%, 3/15/ 2,783,001
     4,461,819   Government National Mortgage Association, 5.0%, 5/15/ 4,406,045
     3,571,054   Government National Mortgage Association, 5.0%, 6/15/ 3,526,416
       173,112   Government National Mortgage Association, 5.5%, 3/15/   175,679
        31,729   Government National Mortgage Association, 5.5%, 12/15    32,196
       467,540   Government National Mortgage Association, 5.5%, 8/15/   474,443
     5,260,925   Government National Mortgage Association, 5.5%, 9/15/ 5,338,595
     2,590,409   Government National Mortgage Association, 5.5%, 10/15 2,628,653
       892,922   Government National Mortgage Association, 5.5%, 7/15/   899,940
     2,051,145   Government National Mortgage Association, 5.5%, 1/15/ 2,065,238
     2,135,493   Government National Mortgage Association, 5.5%, 4/15/ 2,150,166
     2,740,481   Government National Mortgage Association, 5.5%, 4/20/ 2,752,461
     2,048,462   Government National Mortgage Association, 5.5%, 7/15/ 2,062,537
     4,849,644   Government National Mortgage Association, 5.5%, 10/15 4,882,966
     1,261,767   Government National Mortgage Association, 5.5%, 1/15/ 1,270,442
     4,319,840   Government National Mortgage Association, 5.5%, 2/15/ 4,349,539
     7,526,294   Government National Mortgage Association, 5.5%, 6/15/ 7,578,037
        73,122   Government National Mortgage Association, 6.0%, 1/15/    74,503
       113,177   Government National Mortgage Association, 6.0%, 4/15/   116,205
        15,821   Government National Mortgage Association, 6.0%, 6/15/    16,244
       370,110   Government National Mortgage Association, 6.0%, 12/15   380,012
       781,750   Government National Mortgage Association, 6.0%, 1/15/   802,973
       553,878   Government National Mortgage Association, 6.0%, 4/15/   568,914
        22,715   Government National Mortgage Association, 6.0%, 7/15/    23,332
        24,005   Government National Mortgage Association, 6.0%, 5/15/    24,657
         2,737   Government National Mortgage Association, 6.0%, 8/15/     2,811
       231,001   Government National Mortgage Association, 6.0%, 11/15   237,270
     1,007,900   Government National Mortgage Association, 6.0%, 1/15/ 1,035,283
        19,621   Government National Mortgage Association, 6.0%, 3/15/    20,155
     2,471,758   Government National Mortgage Association, 6.0%, 6/15/ 2,538,911
     1,924,002   Government National Mortgage Association, 6.0%, 7/15/ 1,976,275
        83,241   Government National Mortgage Association, 6.0%, 2/15/    85,505
        89,337   Government National Mortgage Association, 6.0%, 11/15    91,767
       770,408   Government National Mortgage Association, 6.0%, 9/15/   791,112
     1,307,991   Government National Mortgage Association, 6.0%, 8/15/ 1,340,688
     1,145,091   Government National Mortgage Association, 6.0%, 1/15/ 1,173,811
     1,547,952   Government National Mortgage Association, 6.0%, 2/15/ 1,586,776
     1,052,213   Government National Mortgage Association, 6.0%, 3/15/ 1,078,604
     4,644,865   Government National Mortgage Association, 6.0%, 5/15/ 4,761,360
       708,652   Government National Mortgage Association, 6.0%, 6/15/   726,425
     2,037,964   Government National Mortgage Association, 6.0%, 7/15/ 2,089,077
     2,715,880   Government National Mortgage Association, 6.0%, 9/15/ 2,783,996
     1,780,251   Government National Mortgage Association, 6.0%, 10/15 1,824,901
     1,688,699   Government National Mortgage Association, 6.0%, 11/15 1,731,052
       558,031   Government National Mortgage Association, 6.0%, 1/15/   571,472
     3,228,932   Government National Mortgage Association, 6.0%, 8/15/ 3,309,162
         2,019   Government National Mortgage Association, 6.5%, 1/20/     2,099
        23,596   Government National Mortgage Association, 6.5%, 1/15/    24,691
        14,017   Government National Mortgage Association, 6.5%, 5/15/    14,675
        90,854   Government National Mortgage Association, 6.5%, 10/15    94,960
       269,732   Government National Mortgage Association, 6.5%, 11/15   281,924
        43,727   Government National Mortgage Association, 6.5%, 2/15/    45,692
        24,442   Government National Mortgage Association, 6.5%, 3/15/    25,540
       194,288   Government National Mortgage Association, 6.5%, 5/15/   203,016
        35,914   Government National Mortgage Association, 6.5%, 6/15/    37,527
       135,002   Government National Mortgage Association, 6.5%, 7/15/   141,067
       232,869   Government National Mortgage Association, 6.5%, 8/15/   243,330
       679,887   Government National Mortgage Association, 6.5%, 9/15/   710,430
        57,366   Government National Mortgage Association, 6.5%, 10/15    59,943
       604,277   Government National Mortgage Association, 6.5%, 11/15   631,562
        36,280   Government National Mortgage Association, 6.5%, 1/15/    37,902
         4,324   Government National Mortgage Association, 7.0%, 5/15/     4,542
        16,136   Government National Mortgage Association, 7.0%, 8/15/    16,950
         3,813   Government National Mortgage Association, 7.0%, 6/15/     4,005
        10,206   Government National Mortgage Association, 7.0%, 6/15/    10,716
         1,311   Government National Mortgage Association, 7.5%, 8/15/     1,380
         3,954   Government National Mortgage Association, 8.0%, 12/15     4,234
         2,906   Government National Mortgage Association I, 6.5%, 12/     3,038
        16,600   Government National Mortgage Association I, 7.0%, 5/1    17,429
     7,482,629   Government National Mortgage Association II, 4.5%, 12 7,133,165
     3,755,695   Government National Mortgage Association II, 4.5%, 1/ 3,580,820
     1,247,537   Government National Mortgage Association II, 5.5%, 3/ 1,252,991
       640,542   Government National Mortgage Association II, 6.0%, 5/   655,253
     1,148,611   Government National Mortgage Association II, 6.0%, 10 1,178,865
        30,401   Government National Mortgage Association II, 7.0%, 1/    31,725
     3,700,000   U.S. Treasury Bonds, 4.0%, 2/15/14                    3,599,697
    17,180,000   U.S. Treasury Bonds, 5.25%, 11/15/28                 18,738,278
     4,810,000   U.S. Treasury Bonds, 6.25%, 8/15/23                   5,743,818
     7,250,000   U.S. Treasury Bonds, 7.25%, 5/15/16                   8,902,210
    18,538,196   U.S. Treasury Inflation Protected Security, 3.0%, 7/119,601,251
     7,835,075   U.S. Treasury Inflation Protected Security, 3.375%, 1 8,424,844
    55,845,744   U.S. Treasury Inflation Protected Security, 3.5%, 1/159,685,139
    10,600,000   U.S. Treasury Notes, 4.0%, 2/15/15                   10,277,029
     5,100,000   U.S. Treasury Notes, 4.125%, 5/15/15                  4,988,239
     4,225,000   U.S. Treasury Notes, 4.25%, 11/15/14                  4,175,817
     9,330,000   U.S. Treasury Notes, 4.875%, 2/15/12                  9,578,924
     3,300,000   U.S. Treasury Notes, 5.25%, 2/15/29                   3,600,996
     3,150,000   U.S. Treasury Notes, 5.375%, 2/15/31                  3,538,335
    31,000,000   U.S. Treasury Strip, 0.0%, 11/15/13                  21,874,623
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost  $423,464,263)                               $
415,626,541

                 FOREIGN GOVERNMENT BONDS - 6.5%
ITL 7,120,000,000Banco Nac De Desen Econo, 8.0%, 4/28/10               4,830,024
     2,000,000   Federal Republic of Brazil, 7.875%, 3/7/15            2,130,000
     1,050,000   Federal Republic of Brazil, 10.25%, 6/17/13           1,262,625
CAD    960,000   Government of Canada, 4.25%, 9/1/09                     835,266
CAD  5,140,000   Government of Canada, 5.25%, 6/1/12                   4,748,859
EURO 3,847,000   Government of France, 3.0%, 7/25/09                   5,432,626
SEK 90,450,000   Government of Sweden, 5.25%, 3/15/11                 12,506,852
SEK 28,645,000   Government of Sweden, 5.5%, 10/8/12                   4,090,547
SEK 23,365,000   Government of Sweden, 8.0%, 8/15/07                   3,188,153
NOK 24,450,000   Norwegian Government, 5.5%, 5/15/09                   3,867,089
NOK 20,293,000   Norwegian Government, 6.0%, 5/16/11                   3,365,949
NOK 61,143,000   Norwegian Government, 6.75%, 1/15/07                  9,415,176
AUD  5,344,000   Ontario Province, 5.5%, 4/23/13                       3,879,019
AUD  6,780,000   Queensland Treasury, 6.0%, 8/14/13                    5,175,907
       500,000   Republic of Colombia, 8.125%, 5/21/24                   540,000
DEM  1,320,000   United Mexican States, 8.25%, 2/24/09                   913,517
                 TOTAL FOREIGN GOVERNMENT BONDS                     $ 66,181,609
                 (Cost   $61,315,045)                               $ 66,181,609

                 SUPRANATIONAL BONDS - 0.1 %
                 Banks - 0.1 %
                 Diversified Banks - 0.1 %
AUD  1,000,000   Council of Europe, 5.5%, 1/18/12                   $    730,216
                 TOTAL SUPRANATIONAL BONDS                          $    730,216
                 (Cost   $663,163)                                  $    730,216

                 MUNICIPAL BONDS - 1.0 %
                 Muni  Airport - 0.4 %
       745,000   New Jersey Economic Development Authority, 6.25%, 9$    692,865
     2,450,000   New Jersey Economic Development Authority Special Fac 2,382,356
     2,450,000   Wayne Charter County SPL, 6.75%, 12/1/15 (d)          1,283,408
                                                                    $  4,358,629
                 Muni Tobacco - 0.6 %
     1,575,000   Golden State Tobacco Securitization, 6.75%, 6/1/39 $  1,769,954
     2,800,000   Tobacco Settlement Authority Washington, 6.625%, 6/1/ 3,021,452
     1,075,000   Tobacco Settlement Financing Corp., 7.0%, 6/1/41      1,225,425
                 Total Tobacco                                      $  6,016,831
                 TOTAL MUNICIPAL BONDS
                 (Cost   $9,378,722)                                $ 10,375,460

                 RIGHTS/WARRANTS - 0.0 %
                 Transportation - 0.0 %
                 Railroads - -0.0 %
         3,100   Atlantic Express Transportation, Exp. 4/15/08      $          0
                 Total Transportation                               $
                 TOTAL RIGHTS /WARRANTS
                                                                    $          0
                 TEMPORARY CASH INVESTMENTS - 3.5 %
                 Repurchase Agreement - 2.5 %
    26,000,000   UBS warburg, Inc., dated 12/30/05, repurchase price$ 26,000,000
      Shares
                 Security Lending Collateral - 1.0%
     9,876,679   Security Lending Investment Fund, 4.18%            $  9,876,679
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost  $35,876,679)                                $ 35,876,679

                 TOTAL INVESTMENT IN SECURITIES
                 (Cost  $1,012,973,623)                             $
1,018,050,722

                 OTHER ASSETS & LIABILITIES - 0.7%                  $  7,119,560

                 TOTAL NET ASSETS - 100.0%                          $
1,025,170,282

        *        Non-income producing security.

       N/R       Not rated by either S&P or Moody's

       144A      Security is exempt from registration under Rule 144A of the
Securitie

       (a) At December 31, 2005, the net unrealized gain on investments based on

                 Aggregate gross unrealized gain for all investments$ 18,011,739

                 Aggregate gross unrealized loss for all investments i(12,934,640)

                 Net unrealized gain                                $  5,077,099


       (b)       At December 31, 2005, the following securities were out on loan:
      Shares                          Security                          Value
          2,071,7Duane Reade, Inc., 9.75%, 8/1/11                   $ 1,472,798
          4,968,5Ford Motor Credit Co., 5.7%, 1/15/10                 4,354,915
          1,000,0JLG Industries, Inc., 8.375%, 6/15/12                1,055,000
          1,821,2Sanmina-Sci Corp., 6.75%, 3/1/13                     1,773,785
                 Total                                              $ 8,656,498

          (c) Debt obligation initially issued at one coupon which converts to a hi


        Note:    Principal amounts are denominated in U.S. dollars unless
otherwise de
          AUD    Australian Dollar.
          CAD    Canadian Dollar.
          DEM    Deutsche Marks.
          DKK    Danish Kroner.
         EURO    Euro Dollar.
          ITL    Italian Lira.
          NOK    Norwegian Kroner.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.